Derivative Financial Instruments – Consolidated - Schedule of Breakdown Per Index (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025		Dec. 31, 2024
Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		R$ 1,023,349		R$ 1,071,190
Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		17,143,337		20,108,997
Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(344,451)		(317,315)
Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		12,511,566		11,680,345
Swap [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		869,232		834,744
Swap [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		12,509,027		9,132,760
Swap [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(264,236)		(170,417)
Swap [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		5,878,802		3,770,579
IPCA x CDI [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		55,722		41,009
IPCA x CDI [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		179,205		357,838
IPCA x CDI [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(6,984)		(5,569)
IPCA x CDI [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		50,930		44,280
IPCA x Fixed rate [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		176
IPCA x Fixed rate [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		32,950
IPCA x Fixed rate [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
IPCA x Fixed rate [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
CDI x Dollar [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		7,157		19,888
CDI x Dollar [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		201,600		410,087
CDI x Dollar [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable				(7,318)
CDI x Dollar [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				24,673
CDI x IPCA [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		721,822		638,920
CDI x IPCA [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		6,893,412		6,608,426
CDI x IPCA [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(219,779)		(77,126)
CDI x IPCA [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		3,410,393		2,455,378
CDI x Fixed rate [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		71,245		129,684
CDI x Fixed rate [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		2,571,538		1,581,558
CDI x Fixed rate [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(18,275)
CDI x Fixed rate [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		1,293,345
CDI x CDI [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		956		2,328
CDI x CDI [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		1,031,819		111,465
CDI x CDI [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
CDI x CDI [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Fixed rate x CDI [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		10,655		139
Fixed rate x CDI [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		1,158,766		30,436
Fixed rate x CDI [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(19,033)		(80,404)
Fixed rate x CDI [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		1,019,468		1,246,248
IPCA x Fixed rate [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		1,499		2,776
IPCA x Fixed rate [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		439,737		32,950
IPCA x Fixed rate [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(165)
IPCA x Fixed rate [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		104,666
NDF [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		32,552		196,357
NDF [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		942,256		5,048,660
NDF [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(46,317)		(107,118)
NDF [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		1,082,966		2,411,536
Currency term [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		15,629		152,775
Currency term [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		640,728		4,259,104
Currency term [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(22,390)		(70,332)
Currency term [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		739,690		1,805,233
Dollar x Fixed rate [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		1,485		151,034
Dollar x Fixed rate [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		78,040		3,078,120
Dollar x Fixed rate [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(14,356)		(560)
Dollar x Fixed rate [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		281,355		33,713
Fixed rate x Dollar [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		10,460
Fixed rate x Dollar [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		451,469
Fixed rate x Dollar [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(8,034)
Fixed rate x Dollar [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		458,335
Fixed rate x Yen [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		3,684		443
Fixed rate x Yen [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		111,219		14,810
Fixed rate x Yen [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable				(1,115)
Fixed rate x Yen [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				23,028
Forward commodities [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		16,923		43,582
Forward commodities [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		301,528		789,556
Forward commodities [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(23,927)		(36,786)
Forward commodities [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		343,276		606,303
Commodities [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		16,923		43,582
Commodities [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		301,528		789,556
Commodities [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(23,927)		(36,786)
Commodities [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		343,276		606,303
Options [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		106,239		18,817
Options [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		270,889		666,593
Options [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(4,522)		(17,837)
Options [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		192,425		580,038
Purchase of call option [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		105,234		18,215
Purchase of call option [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		181,927		488,637
Purchase of call option [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
Purchase of call option [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Purchase of put option [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		1,005		602
Purchase of put option [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		88,962		177,956
Purchase of put option [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
Purchase of put option [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Sale of call option [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable
Sale of call option [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Sale of call option [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(2,488)		(17,233)
Sale of call option [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		103,789		293,696
Sale of put option [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable
Sale of put option [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Sale of put option [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(2,034)		(604)
Sale of put option [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		88,636		286,342
Futures [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		15,326		21,272
Futures [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		3,421,165		5,260,984
Futures [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(29,376)		(21,943)
Futures [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		5,357,373		4,918,192
Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		770		859
Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		889,134		1,867,692
Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(29,240)		(19,530)
Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		5,067,269		4,626,465
DAP [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[1]	10
DAP [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[1]	184,490
DAP [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[1]	(2,549)		(11,655)
DAP [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[1]	3,338,065		1,457,382
DAP [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[1]			155
DAP [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[1]			259,142
DAP [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[1]
DAP [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[1]
DD [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[2]
DD [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[2]
DD [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[2]	(7,257)
DD [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[2]	442,942
DD [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[2]			3,670
DD [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[2]			1,307,850
DD [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[2]
DD [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[2]
DI1 [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[3]	532		32
DI1 [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[3]	665,268		1,650,880
DI1 [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[3]			(2,526)
DI1 [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[3]	16,983		982,772
DI1 [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[3]	281
DI1 [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[3]	1,488,800
DI1 [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[3]	(42)
DI1 [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[3]	270,864
DOL [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[4]
DOL [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[4]
DOL [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[4]	(15,656)		(4,940)
DOL [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[4]	977,364		2,119,259
WDO [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[5]
WDO [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[5]
WDO [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[5]	(2,580)
WDO [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[5]	180,864
WDO [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[5]	4,247		2,252
WDO [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[5]	780,406		1,192,993
WDO [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[5]			(583)
WDO [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[5]			125,623
Currencies - FX [Member] [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable
Currencies - FX [Member] [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Currencies - FX [Member] [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(1,127)
Currencies - FX [Member] [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		101,776
Currencies - FX [Member] [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		3		12,589
Currencies - FX [Member] [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		1,617		181,956
Currencies - FX [Member] [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable				(1,025)
Currencies - FX [Member] [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				32,855
Commodities – Abroad [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		228
Commodities – Abroad [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		39,376
Commodities – Abroad [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(71)		(258)
Commodities – Abroad [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		9,275		14,370
Commodities – Abroad [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		6,750
Commodities – Abroad [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		34,922
Commodities – Abroad [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(27)		(795)
Commodities – Abroad [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		7,765		41,750
Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		14,556		20,413
Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		2,532,031		3,393,292
Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable		(136)		(2,413)
Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		290,104		291,727
DDI [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[2]
DDI [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[2]
DDI [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[2]			(151)
DDI [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[2]			52,682
DDI [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable		3,275	[2]	1,683	[3]
DDI [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value		226,286	[2]	449,622	[3]
DDI [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable			[2]	(10)	[3]
DDI [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value			[2]	91,499	[3]
IND [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable	[6]
IND [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[6]
IND [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable	[6]	(67)
IND [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value	[6]	R$ 11,475
Fixed rate x Dólar [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable				170
Fixed rate x Dólar [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				1,143,146
Fixed rate x Dólar [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable				(68,657)
Fixed rate x Dólar [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				1,748,315
Euro x Fixed rate [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable
Euro x Fixed rate [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Euro x Fixed rate [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
Euro x Fixed rate [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				177
Yen x Fixed rate [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable				1,128
Yen x Fixed rate [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				23,028
Yen x Fixed rate [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
Yen x Fixed rate [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Commodities – Domestic [Member] | Long position [Member]] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable				827
Commodities – Domestic [Member] | Long position [Member]] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				216,812
Commodities – Domestic [Member] | Long position [Member]] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
Commodities – Domestic [Member] | Long position [Member]] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value
Commodities – Domestic [Member] | Short position [Member] | Assets Amounts Receivable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts receivable				64
Commodities – Domestic [Member] | Short position [Member] | Assets Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value				1,729
Commodities – Domestic [Member] | Short position [Member] | Liabilities Amounts Payable [Member]
Schedule of Breakdown per Index [Line Items]
Amounts payable
Commodities – Domestic [Member] | Short position [Member] | Liabilities Nominal Value [Member]
Schedule of Breakdown per Index [Line Items]
Nominal value

[1]	IPCA Future Contract Coupon – DAP is a deal code for Brazilian exchange stocks (B3)
[2]	Currency Coupon Futures Contract – DDI is a deal code for Brazilian exchange stocks (B3)
[3]	One-Day Interbank Deposit Rate Futures -DI1 is a deal code for Brazilian exchange stocks (B3)
[4]	Commercial Dollar Exchange Rate Futures – DOL is a deal code for Brazilian exchange stocks (B3)
[5]	Mini Commercial Dollar Exchange Rate Futures – WDO is a deal code for Brazilian exchange stocks (B3)
[6]	IBOVESPA Future Contract Coupon – IND is a deal code for Brazilian exchange stocks (B3)